Argent Small Cap Fund
Schedule of Investments
September 30, 2020 (Unaudited)

	Number of
COMMON STOCKS - 99.7%	Shares	Value

Consumer Discretionary - 14.7%
America's Car-Mart, Inc. (a)	8,275	702,382
Helen of Troy Ltd. (a)	4,750	919,220
IAA, Inc.	12,225	636,556
Johnson Outdoors, Inc.	8,500	696,065
LCI Industries	6,325	672,284
Murphy USA, Inc. (a)	4,450	570,802
Ollie's Bargain Outlet Holdings, Inc.	7,650	668,227
Skyline Champion Corp. (a)	18,800	503,276
		5,368,812
Consumer Staples - 1.0%
Grocery Outlet Holding Corp.	9,325	366,659

Financials - 19.6%
CareTrust REIT, Inc.	25,242	449,181
Colliers International Group, Inc. (c)	9,445	629,887
FirstService Corp. (c)	7,245	955,543
Glacier Bancorp, Inc.	8,250	264,412
Houlihan Lokey, Inc. (a)	16,125	952,181
OneMain Holdings, Inc.	33,550	1,048,437
Pacific Premier Bancorp, Inc. (a)	14,125	284,477
PRA Group, Inc.	24,725	987,764
RLI Corp.	8,775	734,731
Summit Financial Group, Inc.	19,023	281,731
Veritex Holdings, Inc.	15,225	259,282
Victory Capital Holdings, Inc.	17,402	293,920
		7,141,546
Health Care - 18.5%
Addus Homecare Corp. (a)	11,225	1,060,875
Change Healthcare, Inc. (a)	51,875	752,706
Globus Medical, Inc. (a)	10,225	506,342
Halozyme Therapeutics, Inc.	12,350	324,558
Medpace Holdings, Inc. (a)	12,495	1,396,316
Omnicell, Inc. (a)	8,425	629,011
PetIQ, Inc. (a)	31,405	1,033,853
Select Medical Holdings Corp. (a)	40,500	843,210
The Providence Service Corp.	2,075	192,788
		6,739,659
Information Technology - 19.5%
ACI Worldwide, Inc. (a)	25,200	658,476
Alarm.com Holdings, Inc. (a)	9,450	522,112
Cabot Microelectronics Corp.	5,150	735,472
Envestnet, Inc. (a)	9,825	758,097
ePlus, Inc.	12,550	918,660
Fortinet, Inc. (a)	9,624	1,133,803
Lumentum Holdings Inc. (a)	6,500	488,345
Man Tech International Corp.	4,100	282,408
Qualys, Inc. (a)	6,525	639,515
Upland Software, Inc. (a)	25,475	960,408
		7,097,296
Materials - 9.4%
Gibraltar Industries, Inc.	16,300	1,061,782
Installed Building Products, Inc.	6,650	676,638
UFP Industries, Inc.	18,050	1,020,005
UFP Technologies, Inc. (a)	15,817	655,140
		3,413,565
Producer Durables - 15.5%
ASGN, Inc. (a)	15,350	975,646
Allied Motion Technologies, Inc	12,750	526,320
Applied Industrial Technologies, Inc.	7,745	426,750
Atkore International Group, Inc. (a)	12,575	285,830
Colfax Corp. (a)	19,625	615,440
Exponent, Inc. (a)	6,375	459,191
KBR, Inc.	17,125	382,915
Marten Transport, Ltd.	37,875	618,120
Simpson Manufacturing Co., Inc. (a)	5,201	505,329
TriNet Group, Inc.	5,700	338,124
Willdan Group, Inc.	20,525	523,593
		5,657,258
Utilities - 1.5%
Chesapeake Utilities Corp.	1,300	109,590
MGE Energy, Inc.	3,150	197,379
Middlesex Water Co.	3,565	221,565
		528,534
TOTAL COMMON STOCKS		36,313,329
(Cost $31,384,334)

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 0.07% (b)	430,807	430,807
TOTAL SHORT-TERM INVESTMENTS
(Cost $430,807)		430,807
TOTAL INVESTMENTS
(Cost $31,815,141) - 100.9%		36,744,136
Liabilities in Excess of Other Assets - (0.9)%		(312,374)
TOTAL NET ASSETS - 100.0%		$36,431,762

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2020.
(c)	U.S traded security of a foreign issuer or corporation.

Summary of Fair Value Measurements at September 30, 2020 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of Setpember 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,408,894	$-	$-	$5,408,894
Consumer Staples	366,659			366,659
Financials	5,106,936	-	-	5,106,936
Health Care	6,739,659	-	-	6,739,659
Information Technology	7,480,212	-	-	7,480,212
Materials	655,140	-	-	655,140
Producer Durables	7,992,685	-	-	7,992,685
Real Estate	2,034,611			2,034,611
Utilities	528,534			528,534
Total Common Stocks	36,313,330	-	-	36,313,330
Short-Term Investments	137,107	-	-	137,107
Total Investments in Securities	$36,450,437	$-	$-	$36,450,437